PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statements of Results of Operations
Total operating expenses	¥ (933,184,599)	$ (133,443,623)	¥ (750,306,678)	¥ (891,239,250)
Interest income	26,464,512	3,784,375	37,089,488	35,492,190
Loss before income taxes	(62,369,179)	(8,918,674)	(216,807,189)	(282,028,866)
Income tax expense	(22,983,591)	(3,286,610)	(23,606,550)	(10,192,884)
Net loss	(39,385,588)	$ (5,632,064)	(193,200,639)	(271,835,982)
Parent | Reportable Legal Entities
Condensed Statements of Results of Operations
Total operating expenses	(12,321,808)		(13,025,259)	(17,739,201)
Share of loss from subsidiaries, consolidated VIE and VIE's subsidiaries	(36,346,156)		(195,199,614)	(270,498,551)
Interest income	9,282,376		15,024,234	16,401,770
Loss before income taxes	(39,385,588)		(193,200,639)	(271,835,982)
Net loss	¥ (39,385,588)		¥ (193,200,639)	¥ (271,835,982)